Note 25 - Reserves - Reserves in Equity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Foreign currency translation reserve	$ (9,787)	$ (9,325)
Contributed surplus	132,591	132,591
Equity-settled share-based payment reserve	14,997	14,513
Total	$ 137,801	$ 137,779